INTANGIBLE ASSETS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	$ 1,371
Acquisitions		$ 61	$ 85
Additions	15	68	72
Change for the year - amortisation	63	62	61
Carrying value, ending balance	1,210	1,371
Amortisation and impairment of acquired intangibles	113	140
Oasis
Disclosure of detailed information about intangible assets [line items]
Charge for the year – impairment	10
Cost
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	2,735	2,600
Exchange adjustment	(36)	61
Acquisitions		61
Additions	15	68
Disposals	(5)	(59)
Transfers	19	4
Carrying value, ending balance	2,728	2,735	2,600
Amortisation and impairment
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	1,364	1,189
Exchange adjustment	(22)	30
Change for the year - amortisation	176	192
Charge for the year – impairment	3	10
Disposals	(3)	(57)
Carrying value, ending balance	1,518	1,364	1,189
Technology
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	307
Carrying value, ending balance	280	307
Amortisation and impairment of acquired intangibles	24	6
Technology | Cost
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	358	301
Exchange adjustment	(4)	10
Acquisitions		59
Disposals		(6)
Transfers		(6)
Carrying value, ending balance	354	358	301
Technology | Amortisation and impairment
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	51	36
Exchange adjustment	(1)	2
Change for the year - amortisation	24	6
Disposals		11
Transfers		(4)
Carrying value, ending balance	74	51	36
Product- related
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	861
Carrying value, ending balance	755	861
Amortisation and impairment of acquired intangibles	86	124
Product- related | Cost
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	1,854	1,849
Exchange adjustment	(18)	38
Acquisitions		2
Additions	1	2
Disposals	(1)	(43)
Transfers		6
Carrying value, ending balance	1,836	1,854	1,849
Product- related | Amortisation and impairment
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	993	886
Exchange adjustment	(14)	21
Change for the year - amortisation	103	133
Charge for the year – impairment		10
Disposals	(1)	(61)
Transfers		4
Carrying value, ending balance	1,081	993	886
Customer and distribution related
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	27
Carrying value, ending balance	17	27
Amortisation and impairment of acquired intangibles	3	10
Customer and distribution related | Cost
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	120	121
Exchange adjustment	(8)	1
Additions		3
Disposals		(5)
Carrying value, ending balance	112	120	121
Customer and distribution related | Amortisation and impairment
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	93	80
Exchange adjustment	(4)	1
Change for the year - amortisation	6	15
Disposals		(3)
Carrying value, ending balance	95	93	80
Software
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	176
Carrying value, ending balance	145	176
Impairment charges	0
Software | Cost
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	403	329
Exchange adjustment	(6)	12
Additions	8	63
Disposals	(4)	(5)
Transfers	12	4
Carrying value, ending balance	413	403	329
Software | Amortisation and impairment
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	227	187
Exchange adjustment	(3)	6
Change for the year - amortisation	43	38
Charge for the year – impairment	3
Disposals	(2)	(4)
Carrying value, ending balance	268	$ 227	$ 187
Assets in course of construction
Disclosure of detailed information about intangible assets [line items]
Carrying value, ending balance	13
Assets in course of construction | Cost
Disclosure of detailed information about intangible assets [line items]
Additions	6
Transfers	7
Carrying value, ending balance	$ 13
Minimium
Disclosure of detailed information about intangible assets [line items]
Useful Life	P3Y
Maximum
Disclosure of detailed information about intangible assets [line items]
Useful Life	–20